Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	June 30, 2022	December 31, 2021
	(Unaudited)

Customer relationship	$164,226	$172,614
License	2,075,215	2,181,213
Non-Compete Agreements	2,567,892	2,699,056
Less: Accumulated amortization	2,287,842	1,929,489
	$2,519,491	$3,123,394

	December 31, 2021	December 31, 2020
Customer relationship	$172,614	$168,583
License	2,181,213	2,130,269
Non-Compete Agreements	2,699,056	2,636,015
Less: Accumulated amortization	1,929,489	957,000
	$3,123,394	$3,977,867

Schedule of amortization expenses
2023	$424,747
2024	103,761
2025	103,761
2026	103,761
2027	103,761
Thereafter	207,522
$1,047,313

2022	$948,689
2023	872,550
2024	218,121
2025	218,121
2026	218,121
Thereafter	647,792
$3,123,394